N-2 - USD ($)				3 Months Ended
		Jun. 26, 2026	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key		0000853180
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-121061
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		28
Investment Company Act Registration		false
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		68
Entity Registrant Name		Invesco Senior Loan Fund
Entity Address, Address Line One		11 Greenway Plaza
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77046-1173
City Area Code		713
Local Phone Number		626-1919
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Delayed or Continuous Offering		true
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Jun. 26, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	IB	IC
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%[1]	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[2]	1.00%	None	None[3]	None[3]
1 Reduced for purchases of $100,000 and over. See “Purchase of Shares — Class A Shares— Sales Charge Schedule.”
2 Investments of $1 million or more are not subject to any sales charge at the time of purchase, but an early withdrawal charge of 1.00% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. See “Purchase of Shares — Class A Shares — Sales Charge Schedule.”
3 Class IB Shares and Class IC Shares are not continuously offered. Class IB Shares and Class IC Shares have no early withdrawal charges (the early withdrawal schedules applicable to the former Class B Shares and former Class C Shares outstanding on February 18, 2005 have been terminated). Shares acquired in connection with the reorganization of the Invesco Prime Income Trust will be subject to early withdrawal charges. See “Repurchase of Shares — Early Withdrawal Charges.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	IB	IC
Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None	0.15

Other Expenses	0.64	0.64	0.64	0.64	0.64

Interest Expense	0.99	0.99	0.99	0.99	0.99

Total Other Expenses	1.63	1.63	1.63	1.63	1.63

Total Annual Fund Operating Expenses	2.78	3.53	2.53	2.53	2.68

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.
The example assumes that you invest $1,000 in the Fund for the time periods indicated and the Fund repurchases all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same each year and that all dividends and other distributions are reinvested at net asset value. This example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 60	$ 116	$ 175	$ 333
Class C	$ 46	$ 108	$ 183	$ 363
Class IB	$ 26	$ 79	$ 135	$ 287
Class IC	$ 27	$ 83	$ 142	$ 301
Class Y	$ 26	$ 79	$ 135	$ 287
You would pay the following expenses if you did not tender your Shares for repurchase by the Fund:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 60	$ 116	$ 175	$ 333
Class C	$ 36	$ 108	$ 183	$ 363
Class IB	$ 26	$ 79	$ 135	$ 287
Class IC	$ 27	$ 83	$ 142	$ 301
Class Y	$ 26	$ 79	$ 135	$ 287
The purpose of the table above is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.
This example should not be considered a representation of future expenses, and the Fund’s actual expenses may be more or less than those shown.

Purpose of Fee Table , Note [Text Block]		The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. Fees and expenses of any wholly-owned subsidiaries (Subsidiaries) of the Fund are included in the table. The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Principal Investment Strategies of the Fund
Investment Objective
The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment objective is fundamental and may not be changed by the Board of Trustees (the Board) without the approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act. An investment in the Fund may not be appropriate for all investors and should not be considered a complete investment program. There is no assurance that the Fund will achieve its investment objective. You should carefully consider the risks of investing in the Fund. See “Principal Risks of Investing in the Fund.”
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in Senior Loans. If the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. Decisions to purchase or sell loans and securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities.
The Fund may co-invest with certain other persons, including certain affiliates of the Adviser and/or certain funds managed and controlled by the Adviser or its affiliates, subject to certain terms and conditions outlined in an Exemptive Order granted to the Fund by the SEC. The Fund may co-invest with its affiliates in Senior Loans, including Senior Loans directly originated by the Fund or its affiliates and may also engage in direct origination of Senior Loans with its affiliates, all in accordance with the terms and conditions of the Exemptive Order and related compliance policies.
The Fund may invest a portion of its assets indirectly through one or more wholly-owned subsidiaries organized as a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes (each, a “Blocker Subsidiary,” and together, the “Blocker Subsidiaries”). The Fund may employ a Blocker Subsidiary if it believes it is desirable to do so to comply with the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, such as in connection with equity interests in operating partnerships that may be received as a result of loan restructurings
Description of Senior Loans
Interest Rates and Maturity. Interest rates on Senior Loans may adjust over different time periods, including daily, monthly, quarterly, semiannually or annually. The Fund may use interest rate swaps and other investment practices to shorten the effective interest rate adjustment period of Senior Loans. If the Fund does so, it generally considers the shortened period to be the adjustment period of the Senior Loan. Prime based and federal funds rate loans reset periodically when the underlying rate resets. The interest rate on Secured Overnight Financing Rate (SOFR) based loans may reset daily, monthly or quarterly, or may be computed for a monthly or quarterly period on the basis of an average of daily SOFR observed over that monthly or quarterly period. As short-term interest rates rise, interest payable to the Fund should increase. As short-term interest rates decline, interest payable to the Fund should decrease. The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund’s portfolio of Senior Loans. The interest rates are adjusted based on a base rate plus a premium or spread over the base rate. The base rate is expected to usually be the SOFR, a benchmark interest rate for dollar-denominated loans that is calculated using data from overnight Treasury repurchase market activity (Treasuries loaned or borrowed overnight) and published every business day by the U.S. Federal Reserve Bank of New York, the federal funds rate is the prime rate offered by one or more major United States banks (the Prime Rate), the certificate of deposit rate (the CD Rate) or other base lending rates used by commercial lenders. The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to the most creditworthy borrowers, although it may not be the bank’s lowest available rate. The CD Rate, as provided for in Loan Agreements, usually is the average rate paid on large certificates of deposit traded in the secondary market.
When interest rates rise, the values of fixed income securities generally decline. When interest rates fall, the values of fixed income securities generally increase. The Fund expects the values of its Senior Loan investments to fluctuate less than the values of fixed rate, longer-term income securities in response to the changes in interest rates. Changes in interest rates can, however, cause some fluctuation in the Fund’s net asset value.
The Fund expects that its Senior Loans will have stated maturities ranging from three to ten years, although the Fund has no policy limiting the maturity of Senior Loans that it purchases. Senior Loans usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of Senior Loans may be considerably less than their stated maturity. Because the interest rates on Senior Loans adjust periodically, the Adviser believes that reinvestment by the Fund in Senior Loans after prepayment should not typically result in a significant reduction in interest payable to the Fund. Fees received by the Fund may even enhance the Fund’s income. See “The Senior Loan Process” below.
Protective Provisions of Senior Loans. Senior Loans usually have the most senior position in a Borrower’s capital structure or share the senior position with other senior debt securities of the Borrower. This capital structure position generally gives holders of Senior Loans a priority claim on some or all of the Borrower’s assets in the event of default. Most of the Fund’s Senior Loan investments will be secured by specific assets of the Borrower. These Senior Loans will frequently be secured by all assets of the Borrower that qualify as collateral, such as trademarks, accounts receivable, inventory, buildings, real estate, franchises and common and preferred stock in its subsidiaries and affiliates. Collateral may also include guarantees or other credit support provided by affiliates of the Borrower. In some cases, a collateralized Senior Loan may be secured only by stock of the Borrower or its subsidiaries. The Loan Agreement may or may not require the Borrower to pledge additional collateral to secure the Senior Loan if the value of the initial collateral declines. In certain circumstances, the Loan Agreement may authorize the Agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the Lenders.
Senior Loans also have contractual terms designed to protect Lenders. Loan Agreements may include restrictive covenants that limit the activities of the Borrower. These covenants may include mandatory prepayment out of excess cash flows, restrictions on dividend payments, the maintenance of minimum financial ratios, limits on indebtedness and other financial tests. Breach of these covenants generally is an event of default and, if not waived by the Lenders, may give Lenders the right to accelerate principal and interest payments.
Covenant Lite Loans. Over time, the customary terms of loans have evolved such that they are no longer accompanied by various restrictive covenants in favor of the investor which had historically accompanied most loans. The new and/or restructured loans in which the Fund may invest have varied terms and conditions, but generally contain few or no financial maintenance covenants. “Financial maintenance covenants” are those that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. In the event of financial deterioration on the part of the borrower, these covenants are included to permit the lenders to renegotiate the terms of the loan, such as increasing the borrowing costs to the borrower, or to take other actions which would improve the position of the lender.
Borrowers. Borrowers operate in a variety of industries and geographic regions. The Fund will not invest 25% or more of its total assets in Borrowers that conduct their principal businesses in the same industry. Most Senior Loans are made to Borrowers that are organized or located in the U.S. The Fund may, however, invest up to 20% of its total assets, measured at the time of investment, in Senior Loans made to Borrowers that are organized or located in countries other than the U.S. The Fund also may hold non-U.S. dollar denominated Senior Loans or other securities received as part of a reorganization or restructuring. See “Principal Risks of Investing in the Fund — Foreign Investments Risk.”
The capital structure of a Borrower may include Senior Loans, senior and junior subordinated debt, preferred stock and common stock. Senior Loans typically have the most senior claim on a Borrower’s assets while common stock has the most junior claim. The proceeds of Senior Loans that the Fund will purchase typically will be used by Borrowers to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes.
The Fund may purchase and retain in its portfolio Senior Loans of Borrowers that have filed for protection under the federal bankruptcy laws or that have had involuntary bankruptcy petitions filed against them by creditors. Because of the protective features of Senior Loans, the Adviser believes that Senior Loans of Borrowers that are experiencing, or are more likely to experience, financial difficulty may represent attractive investment opportunities. Investing in Senior Loans does, however, involve investment risk, and some Borrowers default on their Senior Loan payments. The Fund attempts to manage these risks through selection of a varied portfolio of Senior Loans and analyses and monitoring of Borrowers.
The Fund generally invests in a Senior Loan if, in the Adviser’s judgment, the Borrower can meet its payment obligations and the Senior Loan meets the credit standards established by the Adviser. The Adviser performs its own independent credit analysis on each Borrower and on the collateral securing each Senior Loan. The Adviser considers the nature of the industry in which the Borrower operates, the nature of the Borrower’s assets and the general quality and creditworthiness of the Borrower.
The Adviser constructs the Fund’s investment portfolio using a process that focuses on obtaining access to the widest possible range of potential investments available in the market, legal review of the documents for loans and on-going credit analysis of the Borrowers. In constructing the portfolio, the Adviser analyzes each Borrower to determine its earnings potential and other factors indicating the sustainability of earnings growth.
There can be no assurance that the Adviser’s analysis will disclose all factors that may impair the value of a Senior Loan. You should expect the Fund’s net asset value to fluctuate as a result of changes in the credit quality of Borrowers and other factors. A serious deterioration in the credit quality of a Borrower could cause a permanent decrease in the Fund’s net asset value. See “Principal Risks of Investing in the Fund — Borrower Credit Risk.”
There is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund’s investments. Although a Senior Loan may not be rated by any rating agency at the time the Fund purchases the Senior Loan, rating agencies have become more active in rating Senior Loans, and at any given time a substantial portion of the Senior Loans in the Fund’s portfolio may be rated. There is no limit on the percentage of the Fund’s assets that may be invested in Senior Loans that are rated below investment grade or that are unrated but deemed by the Adviser to be of comparable quality. The lack of a rating does not necessarily imply that a Senior Loan is of lesser investment quality; notwithstanding, such unrated securities may be of any credit quality, and may be below investment grade quality.
The following table sets forth the percentage of the Fund’s Senior Loan obligations invested in rated and unrated obligations (using the higher of S&P or Moody’s rating categories), based on valuations as of February 28, 2026:

Rated Obligations
AA/A	0.00%
BBB/Baa:	0.79%
BB/Ba:	22.52%
B/B:	57.51%
CCC/Caa:	7.62%
CC/Ca:	0.16%
Unrated Obligations:	11.40%
Total	100.00%*
* Percentage may not total 100.00% due to rounding.
The Senior Loan Process
Senior Loans generally are negotiated between a Borrower and several Lenders represented by one or more Lenders acting as Agent of all the Lenders. The Agent is responsible for negotiating the Loan Agreement that establishes the terms and conditions of the Senior Loan and the rights of the Borrower and the Lenders. The Agent is paid a fee by the Borrower for its services.
The Agent generally is required to administer and manage the Senior Loan on behalf of other Lenders. When evaluating Senior Loans, the Adviser may consider, and may rely in part on, analysis performed by the Agent and other Lenders. This analysis may include an evaluation of the value and sufficiency of any collateral securing Senior Loans. As to collateralized Senior Loans, the Agent usually is required to monitor the collateral. The Agent may rely on independent appraisals of specific collateral. The Agent need not, however, obtain an independent appraisal of assets pledged as collateral in all cases. The Agent generally is also responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing a Senior Loan.
The Fund normally relies on the Agent to collect principal of and interest on a Senior Loan. Furthermore, the Fund also relies in part on the Agent to monitor compliance by the Borrower with the restrictive covenants in the Loan Agreement and to notify the Fund (or the Lender from whom the Fund has purchased a participation) of any adverse change in the Borrower’s financial condition. The Fund will not purchase interests in Senior Loans unless the Agent, Lender and any other person positioned between the Fund and the Borrower has entered into an agreement that provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Fund. Insolvency of the Agent or other persons positioned between the Fund and the Borrower could result in losses for the Fund. See “Principal Risks of Investing in the Fund — Senior Loan and Other Loans Risk.”
The Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in Senior Loans. The fees normally paid by Borrowers include three primary types: facility fees, commitment fees and prepayment penalties. Facility fees are paid to Lenders when a Senior Loan is originated. Commitment fees are paid to Lenders on an ongoing basis based on the unused portion of a Senior Loan commitment. Lenders may receive prepayment penalties when a Borrower prepays a Senior Loan. The Fund receives these fees directly from the Borrower if the Fund is an Original Lender (as defined below) or, in the case of commitment fees and prepayment penalties, if the Fund acquires an Assignment (as defined below). Whether the Fund receives a facility fee in the case of an Assignment, or any fees in the case of a Participation (as defined below), depends on negotiations between the Fund and the Lender selling such interests. When the Fund buys an Assignment, it may be required to pay a fee to the Lender selling the Assignment, or to forgo a portion of interest and fees payable to the Fund. Occasionally, the assignor pays a fee to the assignee. A Lender selling a Participation to the Fund may deduct a portion of the interest and any fees payable to the Fund as an administrative fee. The Fund may be required to pass along to a person that buys a Senior Loan from the Fund a portion of any fees to which the Fund is entitled.
The Fund may have obligations under a Loan Agreement, including the obligation to make additional loans in certain circumstances.
Types of Senior Loan Investments
The Fund may act as one of a group of Lenders originating a Senior Loan (an Original Lender), may purchase assignments or novations (Assignments) of portions of Senior Loans from third parties and may invest in participations (Participations) in Senior Loans. Senior Loans also include certain senior debt obligations that are in the form of notes rather than Loan Agreements and certain structured products with rates of return determined by reference to the total rate of return on one or more Senior Loans referenced in such products. All of these interests in Senior Loans are sometimes referred to simply as Senior Loans.
Original Lender. When the Fund acts as an Original Lender, it may participate in structuring the Senior Loan. When the Fund is an Original Lender, it will have a direct contractual relationship with the Borrower, may enforce compliance by the Borrower with the terms of the Loan Agreement and may have rights with respect to any funds acquired by other Lenders through set-off. Lenders also have full voting and consent rights under the applicable Loan Agreement. Action subject to Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount of interest on or principal of a Senior Loan, releasing collateral, changing the maturity of a Senior Loan or a change in control of the Borrower, frequently require the unanimous vote or consent of all Lenders affected.
Assignments. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Lender and becomes a Lender under the Loan Agreement. Assignments may, however, be arranged through private negotiations, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.
Participations. The Fund presently does not intend to invest more than 5% of its net assets in Participations in Senior Loans. When the Fund purchases a Participation in a Senior Loan, the Fund will usually have a contractual relationship only with the Lender selling the Participation and not with the Borrower. The Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of such payments from the Borrower.
As a result, the Fund may assume the credit risk of both the Borrower and the Lender selling the Participation. In the event of insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender.
The Fund has taken the following measures in an effort to minimize these risks. The Fund will only acquire Participations if the Lender selling the Participation and any other persons positioned between the Fund and the Lender (i) has, at the time of investment, outstanding debt or deposit obligations rated investment grade by a rating agency or that are determined by the Adviser to be of comparable quality and (ii) has entered into an agreement which provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Fund.
The Fund generally will not have the right to enforce compliance by the Borrower with the Loan Agreement, nor rights to any funds acquired by other Lenders through set-off against the Borrower. In addition, when the Fund holds a Participation in a Senior Loan, it may not have the right to vote on whether to waive enforcement of any restrictive covenant breached by a Borrower. Lenders voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund and may not consider the interests of the Fund. The Fund may not benefit directly from the collateral supporting a Senior Loan in which it has purchased the Participation, although Lenders that sell Participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such Participations.
Senior Debt Securities. The Fund may invest up to 5% of its total assets in certain senior debt securities that are in the form of notes rather than Loan Agreements. The Fund will only purchase senior debt securities if (i) the senior debt securities represent the only form of senior debt financing of the Borrower or (ii) the senior debt securities are pari passu with other Senior Loans in the capital structure of a Borrower with respect to collateral. There may be no person performing the role of the Agent for senior debt securities and, as a result, the Fund may be more dependent on the ability of the Adviser to monitor and administer the Senior Loans underlying these senior debt securities.
Senior debt securities will be treated as Senior Loans for purposes of the Fund’s policy of normally investing at least 80% of its net assets in Senior Loans.
Structured Products. The Fund also may invest up to 10% of its total assets in structured notes, credit- linked notes (CLNs), collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), credit default swaps (CDS and other types of structured investments (referred to collectively as “structured products”) to enhance the yield on its portfolio or to increase income available for distributions or for other non-hedging purposes. A structured note is a derivative security that has one or more special features, such as an interest rate based on a spread over an index or a benchmark interest rate, or other reference indicator, that may or may not correlate to the total rate of return on one or more underlying investments (such as Senior Loan interests) referenced in such notes. A CDS is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a CDS transaction, a buyer pays periodic fees in return for a payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. When the Fund buys a CDS, it is utilizing the swap for hedging purposes similar to other hedging strategies described herein, see also “Other Important Investment Policies — Derivative Transactions.” When the Fund sells a CDS, it is utilizing the swap to enhance the yield on its portfolio to increase income available for distribution or for other non-hedging purposes. CLNs, CLOs and CDOs are discussed further below under “Other Important Investment Policies.” Generally, investments in structured products are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments (such as Senior Loan interests) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments or referencing an indicator related to such investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured product may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique.
Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of a structured product. Holders of structured products bear risks of the underlying index or reference obligation and are subject to counterparty risk. Structured products where the rate of return is determined by reference to a Senior Loan will be treated as Senior Loans for purposes of the Fund’s policy of normally investing at least 80% of its net assets in Senior Loans.
The Fund may have the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the Borrower. The Fund generally will not have the right to enforce compliance by the Borrower with the Loan Agreement, nor rights to any funds acquired by other Lenders through set-off against the Borrower. In addition, when the Fund holds a structured product derived from a Senior Loan, it may not have the right to vote on whether to waive enforcement of any restrictive covenant breached by a Borrower. Lenders voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund and may not consider the interests of the Fund.
Other Important Investment Policies
The Fund may invest up to 20% of its total assets, measured at the time of investment, in Senior Loans made to Borrowers that are organized or located in countries other than the U.S., and, during normal market conditions, the Fund may invest up to 20% of its total assets in any combination of (1) warrants and equity securities (including common stocks, preferred stocks, rights and securities convertible into common stock), (2) high quality short-term debt securities, (3) other debt securities, including high-yield bonds and junior debt securities, (4) credit-linked deposits and (5) Treasury Inflation Protected Securities (U.S. TIPS) and other inflation- indexed bonds issued by the U.S. government, its agencies or instrumentalities. The Fund also may convert a warrant into the underlying security. Although the Fund generally will acquire interests in warrants, equity securities and junior debt securities only when the Adviser believes that the value being given by the Fund is substantially outweighed by the potential value of such interests, investment in warrants, equity securities and junior debt securities entails certain risks in addition to those associated with investments in Senior Loans, including the potential for increasing fluctuations in the Fund’s net asset value. The Fund’s equity investments may include those received as part of a reorganization or restructuring. Any warrants, equity securities and junior debt securities held by the Fund will not be treated as Senior Loans and thus will not count toward the Fund’s investment policy in which at least 80% of the Fund’s net assets that normally will be invested in Senior Loans.
High quality, short-term debt securities in which the Fund may invest include commercial paper rated at least in the top two rating categories by S&P or Moody’s, or unrated commercial paper considered by the Adviser to be of similar quality; interests in short-term loans of Borrowers having short-term debt obligations rated or a short-term credit rating at least in such top two rating categories, or having no rating but determined by the Adviser to be of comparable quality; certificates of deposit and bankers’ acceptances; and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities may pay interest at adjustable rates or at fixed rates. If the Adviser determines that market conditions temporarily warrant a defensive investment policy, the Fund may invest, subject to its ability to liquidate its relatively illiquid portfolio of Senior Loans, up to 100% of its assets in cash and high quality, short-term debt securities.
Credit-linked deposits are deposits by lenders, such as the Fund, to support the issuance of letters of credit to the Borrower. The Fund receives from the bank issuing such letters of credit an agreed upon rate of return in exchange for its deposit. There are risks associated with credit-linked deposits, including the credit risk of the bank which maintains the deposit account as well as the credit risk of the borrower. The Fund bears the risk of possible loss of its principal investment, in addition to the periodic interest payments that are expected to be received for the duration of the Fund’s investment in the credit-linked deposit.
U.S. TIPS are fixed income securities issued by the U.S. Department of the Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (the CPI-U)). The Fund may purchase U.S. TIPS or other inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities of any maturity. U.S. TIPS pay interest on a periodic basis, equal to a fixed interest rate applied to the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Fund holds U.S. TIPS, the Fund may earn less on the security than on a conventional bond. The Fund may invest in inflation-indexed securities issued by the U.S. government, its agencies or instrumentalities with other structures or characteristics as such securities become available in the market.
The Fund can invest in structured notes and CLNs. A structured note is a derivative security that has one or more special features, such as an interest rate based on a spread over an index or a benchmark interest rate, or other reference indicator, that may or may not correlate to the total return of one or more underlying investments (such as Senior Loan interests) referenced in such notes. CLNs are securities structured and issued by an issuer, which may be a bank, banker or special purpose vehicle. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate and may not receive any compensation. In return for these risks, the CLN holder receives a higher yield. The Fund can use structured notes and CLNs to enhance the yield on its portfolio or to increase income available for distributions or for other non-hedging purposes.
Derivatives and other instruments that provide investment exposure to Senior Loans and derivatives that provide investment exposure to one or more market risk factors associated with such investments may be included in the Fund's 80% investment policy.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
Financial Leverage. The Fund may utilize financial leverage (i) to provide the Fund with additional liquidity to meet its obligations to repurchase its Shares pursuant to its repurchase offers and (ii) for investment purposes (i.e., to use such financial leverage to purchase additional portfolio securities consistent with the Fund’s investment objective and primary investment strategy) to benefit the Fund’s Common Shares. Generally speaking, if the Fund can invest the proceeds from financial leverage (i.e., money from borrowings or issuing preferred shares) in portfolio securities that have higher rates of return than the costs of such financial leverage and other expenses of the Fund, then the holders of Common Shares would have a net benefit. The Fund’s policy on financial leverage allows the Fund to use financial leverage in the form of borrowings and/or preferred shares to the maximum extent allowable under the 1940 Act. The Adviser will regularly review the Fund’s use of financial leverage (i.e., the relative costs and benefits of leverage on the Fund’s Common Shares) and review the alternative means to achieve leverage (i.e., the relative benefits and costs of borrowing versus issuing preferred shares).
Under the 1940 Act, a fund is not permitted to issue debt unless immediately after such incurrence the fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of the indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the fund’s total assets). Additionally, under the 1940 Act, a fund may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the fund has, at the time of the declaration of such dividend or distribution, or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution or purchase price, as the case may be. Investments in derivative instruments will not be considered the issuance of debt for purposes of the foregoing limitations if the Fund “covers” the resulting obligation in accordance with the 1940 Act and SEC guidance. Under the 1940 Act, a fund is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s total assets). In addition, a fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such distribution, the net asset value of the fund’s portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If using a combination of borrowing and issuing preferred shares, the maximum allocable leverage will be between 300% and 200% based on the relative amounts borrowed and preferred shares issued.
Effect of Leverage. The Fund has entered into a revolving credit and security agreement pursuant to which the lenders will provide the Fund with up to $90 million in advances, subject to a variable interest rate. Assuming a weighted average interest rate of 5.19% (which is the rate of the Fund’s outstanding borrowings as of February 28, 2026) and the use of leverage in an amount equal to 18.69% of the Fund’s total assets (as of February 28, 2026), the incremental income generated by the Fund’s portfolio (net of estimated expenses including expenses related to the use of leverage) must exceed approximately 4.29% to cover such interest expense. These numbers are merely estimates used for illustration. The amount of leverage used by the Fund as well as actual interest expenses on the Fund’s outstanding borrowings may vary and may be higher or lower than the above estimates.
The following table is designed to illustrate the effect on return to a holder of the Fund’s Common Shares of the leverage created by the Fund’s use of borrowing, using the weighted average interest rate of 5.19%, (which is the rate of the Fund’s outstanding borrowings as of February 28, 2026 as noted above, however, the Fund’s outstanding borrowings are subject to a variable interest rate and may change up or down over time) assuming the Fund has used leverage by borrowing an amount equal to 18.69% of the Fund’s total assets (as of February 28, 2026) and assuming hypothetical annual returns (net of expenses) on the Fund’s portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and decreases return when the portfolio return is negative. Actual returns may be greater or less than those appearing in the table.
Assumed portfolio return, Net of expenses	(10) %	(5) %	0%	5%	10%
Corresponding return to common shareholders	(12.41) %	(6.62) %	(0.84) %	4.95%	10.74%
The purpose of the table is to assist investors in understanding the effects of financial leverage. The figures in the table are hypothetical and actual returns may be greater or lesser than those appearing in the table.
Derivative Transactions. The Fund can invest in derivative instruments including swap contracts, futures contracts, and forward foreign currency contracts. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund can enter into these transactions to seek to preserve a return on a particular investment or portion of its portfolio, and may also enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund’s portfolio. In addition, the
Fund may also engage in hedging transactions to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. Market conditions will determine whether and in what circumstances the Fund would employ any of the techniques described below. The Fund will incur brokerage and other costs in connection with its derivative transactions.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to seek to hedge or adjust its exposure to interest rates, and currency swaps, to seek to hedge its exposure to foreign currencies. The Fund can also use swap contracts, including CDS, to enhance the yield on its portfolio or to increase income available for distributions or for other non-hedging purposes.
The Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest, e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan in its portfolio for which the Borrower has selected an interest rate redetermination period of one year. The Fund could exchange the Borrower’s obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Fund would consider the interest rate redetermination period of such Senior Loan to be the shorter period.
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined, although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.
In circumstances in which the Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund’s counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged.
The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Adviser’s ability to predict correctly the direction and extent of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, the Fund’s overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to seek to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.
The Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser, to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use currency futures to seek to hedge its exposure to foreign currencies. Currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to modify exposure to a particular currency.
New financial products continue to be developed, and the Fund may invest in any such products to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.
When Issued and Delayed Delivery Transactions. The Fund may also purchase and sell interests in Senior Loans and other portfolio securities on a when issued and delayed delivery basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date that the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase price, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interests or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The Fund will make commitments to purchase such interests or securities on such basis only with the intention of actually acquiring these interests or securities, but the Fund may sell such interests or securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so for the purpose of acquiring interests or securities for the Fund’s portfolio consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage. No specific limitation exists as to the percentage of the Fund’s assets which may be used to acquire securities on a when issued or delayed delivery basis.
Repurchase Agreements. The Fund may enter into repurchase agreements (a purchase of, and a simultaneous commitment to resell, a financial instrument at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System and member firms of the New York Stock Exchange. When participating in repurchase agreements, the Fund buys securities from a vendor, e.g., a bank or brokerage firm, with the agreement that the vendor will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the vendor is unable to meet its obligation to repurchase. Under the 1940 Act, repurchase agreements are deemed to be collateralized loans of money by the Fund to the seller. In evaluating whether to enter into a repurchase agreement, the Adviser will consider carefully the creditworthiness of the vendor. If the member bank or member firm that is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund is unsettled. No specific limitation exists as to the percentage of the Fund’s assets which may be used to participate in repurchase agreements.
Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date (or upon demand). During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold, but pays interest to the other party on the proceeds received. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
Reverse repurchase agreements are a form of leverage and involve the risk that the market value of securities to be repurchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, resulting in a requirement for the Fund to deliver margin to the other party in the amount of the related shortfall, or that the other party may default on its obligation so that the Fund is delayed or prevented from completing the transaction. Leverage may make the Fund’s returns more volatile and increase the risk of loss. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Anti-takeover provisions. The Fund’s Declaration of Trust includes provisions that could limit the ability of other persons to acquire control of the Fund or to change the composition of its Board of Trustees. See “Description of Shares — Anti- Takeover Provisions in the Declaration of Trust.”

Risk Factors [Table Text Block]
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
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Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the armed conflicts between Russia and Ukraine in Europe and among various countries, paramilitary organizations, and other armed political actors in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Senior Loans and Other Loans Risk. There are a number of risks associated with an investment in Senior Loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by, and is sensitive to, changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
In addition to the risks typically associated with debt securities, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate or take possession of. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. Additionally, valuation of Senior Loans may require greater research due to limited public information available and elements of judgment may play a greater role in valuation since there may be a lack of objective data available. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates.
Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. A limited availability of loans could reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease. Due to the possible limited availability of loans in the market at a given time in which the Fund can invest, there is a risk that the Fund may not be able to invest a sufficient amount in loans at all times to meet its 80% asset investment requirement (including borrowings for investment purposes).
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower. The terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Loan Origination Risks. In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/ or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Fund performance.
Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.
Covenant Lite Loans Risk. Because covenant lite loans contain few or no financial maintenance covenants, covenant lite loans may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer. Compared to higher quality debt securities, high yield debt securities are more likely to be unsecured and are more likely to be subordinated to other creditors' claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities, and the use of credit ratings to select high yield debt securities can involve certain risks. For example, credit rating agencies may fail to change ratings in a timely fashion to reflect events since the security was last rated.
In addition, the values of junk bonds often fluctuate more in response to issuer, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at an acceptable price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular high yield security. There are fewer dealers in the market for high yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality securities.
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Price Arbitrage Risk. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of Fund shares held by other shareholders.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Although defaulted securities can offer significant potential for higher returns or for an exchange offer for other securities that offer this potential, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer. The Fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
This risk also applies to investments in loans to bankrupt companies.
Credit Quality Risk. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB, or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest or lowest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser or Adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.
Unrated Securities Risk. The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price and may be more difficult to value.
In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors including but not limited to or such as if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. In the case of a credit linked note that is “funded,” the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to the Fund.
Conflicts of Interest Risk Related to Co-Investing. The Adviser and certain of its affiliates may experience conflicts of interest in connection with co-investment transactions. The Exemptive Orders impose various conditions on the Fund and the Adviser intended to ensure that any co-investment transactions are done in a fair and equitable manner. However, conflicts may nonetheless arise, including, but not limited to, the following:
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The Adviser may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Adviser may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Adviser might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.
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By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.
Subsidiary Risk. By investing through one or more Subsidiaries, if any, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments (which risks are generally the same as the investment risks described in this prospectus applicable to the Fund). Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. However, the Fund will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiaries (if any) and each such Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.
For domestic subsidiaries, investments through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
Foreign Investment Risk. Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities, and foreign securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers.
Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Each country has different laws specific to that country that impact investment, which may increase the risks to which investors are subject. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country.
To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred securities. Preferred securities may be less liquid than many other types of securities, such as common stock, and generally provide no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred securities generally pay dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred securities to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred securities in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, preferred securities’ quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of preferred securities may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Fund’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment.
Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Dividend payments on a preferred security typically must be declared by the issuer’s board of directors, unlike interest payments on debt securities. However, an issuer’s board of directors generally is not under any obligation to declare a dividend for an issuer (even if such dividends have accrued). If an issuer of preferred securities experiences economic difficulties, those securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend.
Rights and Warrants Risk. Rights and warrants may be purchased directly or acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to, and is generally more volatile than, the price of the underlying security. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Warrants, Equity Securities and Junior Debt Securities of the Borrower Risk. Warrants, equity securities and junior debt securities have a subordinate claim on a Borrower’s assets as compared with Senior Loans. As a result, the values of warrants, equity securities and junior debt securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may increase the volatility of the Fund’s net asset value. Additionally, warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be illiquid.
Inflation-Indexed Securities Risk. Inflation-indexed securities typically provide principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. Because of the inflation-adjustment feature, these securities typically have lower yields than traditional fixed-rate securities with similar maturities. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates. Such changes may be difficult to predict and it is possible that an investment in inflation-indexed securities will have an effect different from that anticipated. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities, which could cause losses for the Fund. Conversely, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. The Fund’s income from its investments in inflation-indexed securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed-income securities.
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Fund would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund's holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward foreign currency contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Structured Notes Risk. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Federal Income Taxation” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Financial Leverage Risk. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the Common Shares, including that the costs of the financial leverage exceed the income from investments made with such leverage, the higher volatility of the net asset value of the Common Shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the Common Shareholders. The Fund’s use of leverage also may impair the ability of the Fund to maintain its qualification for federal income tax purposes, as a regulated investment company.
Borrowing Risk. Borrowing money to buy securities exposes the Fund to leverage and will cause the Fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Borrowing money may also require the Fund to liquidate positions when it may not be advantageous to do so. In addition, the Fund will incur interest expenses and other fees on borrowed money. There can be no assurance that the Fund’s borrowing strategy will enhance and not reduce the Fund’s returns.
Borrower Credit Risk. Senior Loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Senior Loan will result in a reduction in income to the Fund, a reduction in the value of the Senior Loan and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates.
The Fund may acquire Senior Loans of Borrowers that are experiencing, or are more likely to experience, financial difficulty, including Senior Loans issued in highly leveraged transactions. The Fund may even acquire and retain in its portfolio Senior Loans of Borrowers that have filed for bankruptcy protection. Because of the protective terms of Senior Loans, the Adviser believes that the Fund is more likely to recover more of its investment in a defaulted Senior Loan than would be the case for most other types of defaulted debt securities. Nevertheless, even in the case of collateralized Senior Loans, there is no assurance that sale of the collateral would raise enough cash to satisfy the Borrower’s payment obligation or that the collateral can or will be liquidated. In the case of bankruptcy, liquidation may not occur and the court may not give Lenders the full benefit of their senior position. Uncollateralized Senior Loans involve a greater risk of loss.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price resulting in a requirement for the Fund to deliver margin to the other party in the amount of the related shortfall, or that the other party may default on its obligation, resulting in the Fund being delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s repurchase obligation. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Leverage will make the Fund’s returns more volatile and increase the risk of loss. Additionally, interest expenses related to reverse repurchase agreements could exceed the rate of return on debt obligations and other investments held by the Fund, thereby reducing returns to shareholders.
Litigation Risk. From time to time, the Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects the Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by the Fund or adversely affect the value of the Fund’s shares.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the investments that the Fund holds are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market fluctuations, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service, dealers or an Investment Manager (other than the Adviser) to assist with valuing securities at their fair market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A significant amount of the Fund's investments are expected to be in investments that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser (who may consider, as one input among others, certain procedures performed by an Investment Manager other than the Adviser or one or more independent valuation firms, if any). In connection with that determination, valuations will be prepared using inputs from the sponsor in the case of a sponsor-managed structured and/or securitized product or vehicle. The Adviser may also consider preliminary valuations obtained from independent valuation firms and/or proprietary models depending on the availability of information on the Fund's assets and the type of asset being valued, all in accordance with the Fund's valuation policy. The ability to value investments may also be impacted by technological issues and/or errors by independent valuation firms or other third-party service providers.
Because fair values, and particularly fair values of private investments, are inherently uncertain, may fluctuate over short periods of time, and are often based to a large extent on estimates, comparisons and qualitative evaluations of private information, the Fund's determinations of fair value may differ materially from the values that would have been determined if a ready market for these securities existed. There can be no assurance that valuation decisions with respect to an investment will represent the value realized by the Fund on the eventual disposition of such investment or that would, in fact, be realized upon an immediate disposition of such investment on the date of its valuation.
The value at which the Fund's investments can be sold may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of the sales may also affect the values obtained on the sales. The Fund invests a significant amount of its assets in private assets for which no public market exists. In addition, the Fund's compliance with the asset diversification tests under the Internal Revenue Code depends on the fair market values of the Fund's assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. To the extent that the investments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund's shares trade is open, there are likely to be deviations between the current price of such investment and the last quoted price for the investment (i.e., the Fund's quote from the closed foreign market).
The Fund's net asset value is a critical component in several operational matters including computation of the management fee payable by the Fund, and determination of the price at which the shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.
As noted above, the Adviser expects to receive information for the Fund's investments in certain assets which it may use to calculate the Fund's net asset value on a monthly or quarterly basis, often on a significant delay. The Adviser generally does not expect to receive updated information from the sponsors or issuers more frequently. As a result, the Fund's net asset value attributable to such investments, may be based on portfolio company information from the prior month or quarter. The Fund may need to sell certain investments in order to maintain sufficient liquidity in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund's investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund's investments could potentially disadvantage shareholders whose shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund's investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund's investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors.
■
Conflicts of Interest Created by Valuation Process for Certain Portfolio Holdings. The Fund's portfolio investments may include loans that are not publicly traded and for which no market based price quotation is available. As a result, the fair value of these loans will be determined in good faith in accordance with the valuation policy approved by the Board and related procedures. In connection with that determination, investment professionals from the Adviser may provide input regarding valuations based upon the most recent portfolio company financial statements available and projected financial results of each portfolio company. The participation of the Adviser's investment professionals in the Fund's valuation process could result in a conflict of interest as the Adviser's management fee is based, in part, on the value of the Fund's assets.
Management Risk. The Fund is actively managed and depends heavily on the Adviser's or Sub-Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's or Sub-Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
No Trading Market for Shares. The Fund is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle. While there is no restriction on transferring the Shares, the Fund does not intend to list the Shares for trading on any national securities exchange. There is no secondary trading market for Shares. An investment in the Shares is illiquid. There is no guarantee that you will be able to sell all of the Shares that you desire to sell in any repurchase offer by the Fund.
Repurchase Offer Risks. If the Fund repurchases more Shares than it is able to sell, the Fund’s net assets may decline and its expense ratios may increase, and the Fund’s ability to achieve its investment objectives may be adversely affected. Moreover, this may force the Fund to sell assets it would not otherwise sell, and the Fund may be forced to dispose of Fund assets that may have declined in value. The Fund may borrow money to, among other things, finance repurchases of Shares. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of any borrowings will be senior to the rights of shareholders. The loan agreement for any borrowing likely will limit certain activities of the Fund, including the payment of dividends to holders of Shares in certain circumstances. Interest payments and fees incurred in connection with borrowings to finance repurchases of Shares will reduce the amount of net income available for payment to shareholders and may increase volatility of the net asset value of the Common Shares. See also the section above on “Financial Leverage Risk” and the section of the Prospectus entitled “Repurchase of Shares.”

Effects of Leverage [Text Block]
Effect of Leverage. The Fund has entered into a revolving credit and security agreement pursuant to which the lenders will provide the Fund with up to $90 million in advances, subject to a variable interest rate. Assuming a weighted average interest rate of 5.19% (which is the rate of the Fund’s outstanding borrowings as of February 28, 2026) and the use of leverage in an amount equal to 18.69% of the Fund’s total assets (as of February 28, 2026), the incremental income generated by the Fund’s portfolio (net of estimated expenses including expenses related to the use of leverage) must exceed approximately 4.29% to cover such interest expense. These numbers are merely estimates used for illustration. The amount of leverage used by the Fund as well as actual interest expenses on the Fund’s outstanding borrowings may vary and may be higher or lower than the above estimates.
The following table is designed to illustrate the effect on return to a holder of the Fund’s Common Shares of the leverage created by the Fund’s use of borrowing, using the weighted average interest rate of 5.19%, (which is the rate of the Fund’s outstanding borrowings as of February 28, 2026 as noted above, however, the Fund’s outstanding borrowings are subject to a variable interest rate and may change up or down over time) assuming the Fund has used leverage by borrowing an amount equal to 18.69% of the Fund’s total assets (as of February 28, 2026) and assuming hypothetical annual returns (net of expenses) on the Fund’s portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and decreases return when the portfolio return is negative. Actual returns may be greater or less than those appearing in the table.
Assumed portfolio return, Net of expenses	(10) %	(5) %	0%	5%	10%
Corresponding return to common shareholders	(12.41) %	(6.62) %	(0.84) %	4.95%	10.74%
The purpose of the table is to assist investors in understanding the effects of financial leverage. The figures in the table are hypothetical and actual returns may be greater or lesser than those appearing in the table.

Effects of Leverage [Table Text Block]
Assumed portfolio return, Net of expenses	(10) %	(5) %	0%	5%	10%
Corresponding return to common shareholders	(12.41) %	(6.62) %	(0.84) %	4.95%	10.74%

Return at Minus Ten [Percent]		(12.41%)
Return at Minus Five [Percent]		(6.62%)
Return at Zero [Percent]		(0.84%)
Return at Plus Five [Percent]		4.95%
Return at Plus Ten [Percent]		10.74%
Effects of Leverage, Purpose [Text Block]
The purpose of the table is to assist investors in understanding the effects of financial leverage. The figures in the table are hypothetical and actual returns may be greater or lesser than those appearing in the table.

Share Price [Table Text Block]
The following table sets forth, for the quarterly periods ending on the dates set forth below, the high and low net asset value per Share for each class of Shares during such period:

Quarterly Period Ending	Class A		Class C		Class Y		Class IB		Class IC
	High	Low	High	Low	High	Low	High	Low	High	Low
March 31, 2026	$ 5.63	$ 5.48	$ 5.65	$ 5.50	$ 5.63	$ 5.48	$ 5.63	$ 5.48	$ 5.63	$ 5.48
December 31, 2025	$ 5.71	$ 5.61	$ 5.73	$ 5.62	$ 5.71	$ 5.61	$ 5.71	$ 5.61	$ 5.71	$ 5.61
September 30, 2025	$ 5.73	$ 5.68	$ 5.74	$ 5.70	$ 5.73	$ 5.69	$ 5.73	$ 5.68	$ 5.73	$ 5.68
June 30, 2025	$ 5.68	$ 5.44	$ 5.70	$ 5.45	$ 5.68	$ 5.44	$ 5.68	$ 5.44	$ 5.68	$ 5.44
March 31, 2025	$ 5.75	$ 5.58	$ 5.76	$ 5.59	$ 5.75	$ 5.58	$ 5.75	$ 5.58	$ 5.75	$ 5.58
December 31, 2024	$ 5.79	$ 5.72	$ 5.80	$ 5.73	$ 5.79	$ 5.72	$ 5.78	$ 5.72	$ 5.79	$ 5.72
September 30, 2024	$ 5.84	$ 5.77	$ 5.86	$ 5.78	$ 5.84	$ 5.77	$ 5.84	$ 5.77	$ 5.84	$ 5.77
June 30, 2024	$ 5.88	$ 5.83	$ 5.90	$ 5.85	$ 5.88	$ 5.83	$ 5.88	$ 5.83	$ 5.88	$ 5.83
March 31, 2024	$ 5.89	$ 5.83	$ 5.90	$ 5.85	$ 5.89	$ 5.83	$ 5.89	$ 5.83	$ 5.89	$ 5.83
December 31, 2023	$ 5.91	$ 5.80	$ 5.92	$ 5.82	$ 5.91	$ 5.80	$ 5.91	$ 5.80	$ 5.91	$ 5.80
September 30, 2023	$ 5.94	$ 5.84	$ 5.95	$ 5.86	$ 5.94	$ 5.84	$ 5.94	$ 5.84	$ 5.93	$ 5.84
June 30, 2023	$ 5.85	$ 5.73	$ 5.87	$ 5.75	$ 5.85	$ 5.73	$ 5.85	$ 5.73	$ 5.85	$ 5.73
March 31, 2023	$ 5.91	$ 5.73	$ 5.93	$ 5.74	$ 5.91	$ 5.73	$ 5.91	$ 5.73	$ 5.91	$ 5.73
December 31, 2022	$ 5.99	$ 5.78	$ 6.00	$ 5.79	$ 5.99	$ 5.78	$ 5.99	$ 5.77	$ 5.99	$ 5.77
September 30, 2022	$ 6.11	$ 5.83	$ 6.13	$ 5.85	$ 6.11	$ 5.83	$ 6.11	$ 5.83	$ 6.11	$ 5.83
June 30, 2022	$ 6.47	$ 5.89	$ 6.49	$ 5.90	$ 6.47	$ 5.89	$ 6.47	$ 5.89	$ 6.47	$ 5.89

No Public Trading [Text Block]		The Shares are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the Shares.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Shares
The Fund was organized as a Massachusetts business trust on July 14, 1989 and was redomesticated as a Delaware statutory trust on October 15, 2012, and is governed by a Declaration of Trust (as amended to the date hereof, the “Declaration of Trust”).
The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional common shares of beneficial interest. The Declaration of Trust provides that the trustees of the Fund may authorize separate classes of Shares. Each Share represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund.
The Declaration of Trust provides that no shareholder of the Fund shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Fund or any class of Shares. Neither the Fund nor the Trustees, nor any officer, employee, or agent of the Fund shall have any power to bind personally any shareholder or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise. The shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation of personal liability as is extended under the Delaware General Corporation Law to stockholders of private corporations for profit.
The Fund currently continuously offers three classes of Shares, designated as Class A Shares, Class C Shares and Class Y Shares. The Fund also has Class IB Shares and Class IC Shares, which are not continuously offered. The only new Class IB Shares and Class IC Shares to be issued are those Class IB Shares and Class IC Shares issued to satisfy dividend and capital gain reinvestments. Other classes may be established from time to time in accordance with the provisions of the Declaration of Trust. Each class of Shares of the Fund generally is identical in all respects except that each class of Shares may be subject to its own sales charge or early withdrawal charge schedule and its own distribution and service expenses. Each class of Shares also has exclusive voting rights with respect to its distribution and service fees, if any.
The Declaration of Trust provides that the Board shall have full power and authority, in its sole discretion and without obtaining any prior authorization or vote of the shareholders, to fix or change such preferences, voting powers, rights, and privileges of any class of Shares of the Fund as the Board may from time to time determine; provided, however, that shareholders shall have the power to vote to approve any amendment to the shareholder indemnification provision that would have the effect of reducing the indemnification provided thereby.
Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board of Trustees. The Declaration of Trust also authorizes the Fund to borrow money and in this connection issue notes or other evidence of indebtedness. The terms of any borrowings may limit the payment of dividends to shareholders.
The Fund does not intend to hold annual meetings of shareholders. At meetings, Shares of the Fund entitle their holders to one vote per Share;
however, separate votes are taken by each class of Shares on matters affecting an individual class of Shares.
In the event of liquidation of the Fund, the Fund will pay or make reasonable provision to pay all claims and obligations of the Fund, including all contingent, conditional or unmatured claims and obligations known to the Fund, and all claims and obligations which are known to the Fund, but for which the identity of the claimant is unknown, and claims and obligations that have not been made known to the Fund or that have not arisen but that, based on the facts known to the Fund, are likely to arise or to become known to the Fund within 10 years after the date of dissolution of the Fund. Any remaining assets held with respect to the Fund shall be distributed to the shareholders.
Pursuant to the Fund’s Bylaws, all Shares issued by the Fund shall be uncertificated, and no shareholder shall have the right to demand or require that a certificate be issued. The Shares are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the Shares. Shares of the Fund issued before June 13, 2003 were redesignated as Class B Shares. Class C Shares of the Fund were not issued prior to June 13, 2003. On February 18, 2005, the Fund redesignated its Class B Shares issued before February 18, 2005 as a new class of Shares designated Class IB Shares and redesignated its Class C Shares issued before February 18, 2005 as a new Class of Shares designated Class IC Shares. On February 18, 2005, the Fund commenced offering new Class A Shares, new Class B Shares and new Class C Shares (the new Class B Shares and new Class C Shares have different fees, expenses and other characteristics than the Class B Shares and Class C Shares issued prior to February 18, 2005, which Shares are now redesignated as Class IB Shares and Class IC Shares, respectively). Effective November 30, 2010, Class B Shares of the Fund are not continuously offered. On November 8, 2013, the Fund commenced offering Class Y Shares. On January 26, 2018, Class B shares of the Fund converted to Class A shares.
The following table sets forth, for the quarterly periods ending on the dates set forth below, the high and low net asset value per Share for each class of Shares during such period:

Quarterly Period Ending	Class A		Class C		Class Y		Class IB		Class IC
	High	Low	High	Low	High	Low	High	Low	High	Low
March 31, 2026	$ 5.63	$ 5.48	$ 5.65	$ 5.50	$ 5.63	$ 5.48	$ 5.63	$ 5.48	$ 5.63	$ 5.48
December 31, 2025	$ 5.71	$ 5.61	$ 5.73	$ 5.62	$ 5.71	$ 5.61	$ 5.71	$ 5.61	$ 5.71	$ 5.61
September 30, 2025	$ 5.73	$ 5.68	$ 5.74	$ 5.70	$ 5.73	$ 5.69	$ 5.73	$ 5.68	$ 5.73	$ 5.68
June 30, 2025	$ 5.68	$ 5.44	$ 5.70	$ 5.45	$ 5.68	$ 5.44	$ 5.68	$ 5.44	$ 5.68	$ 5.44
March 31, 2025	$ 5.75	$ 5.58	$ 5.76	$ 5.59	$ 5.75	$ 5.58	$ 5.75	$ 5.58	$ 5.75	$ 5.58
December 31, 2024	$ 5.79	$ 5.72	$ 5.80	$ 5.73	$ 5.79	$ 5.72	$ 5.78	$ 5.72	$ 5.79	$ 5.72
September 30, 2024	$ 5.84	$ 5.77	$ 5.86	$ 5.78	$ 5.84	$ 5.77	$ 5.84	$ 5.77	$ 5.84	$ 5.77
June 30, 2024	$ 5.88	$ 5.83	$ 5.90	$ 5.85	$ 5.88	$ 5.83	$ 5.88	$ 5.83	$ 5.88	$ 5.83
March 31, 2024	$ 5.89	$ 5.83	$ 5.90	$ 5.85	$ 5.89	$ 5.83	$ 5.89	$ 5.83	$ 5.89	$ 5.83
December 31, 2023	$ 5.91	$ 5.80	$ 5.92	$ 5.82	$ 5.91	$ 5.80	$ 5.91	$ 5.80	$ 5.91	$ 5.80
September 30, 2023	$ 5.94	$ 5.84	$ 5.95	$ 5.86	$ 5.94	$ 5.84	$ 5.94	$ 5.84	$ 5.93	$ 5.84
June 30, 2023	$ 5.85	$ 5.73	$ 5.87	$ 5.75	$ 5.85	$ 5.73	$ 5.85	$ 5.73	$ 5.85	$ 5.73
March 31, 2023	$ 5.91	$ 5.73	$ 5.93	$ 5.74	$ 5.91	$ 5.73	$ 5.91	$ 5.73	$ 5.91	$ 5.73
December 31, 2022	$ 5.99	$ 5.78	$ 6.00	$ 5.79	$ 5.99	$ 5.78	$ 5.99	$ 5.77	$ 5.99	$ 5.77
September 30, 2022	$ 6.11	$ 5.83	$ 6.13	$ 5.85	$ 6.11	$ 5.83	$ 6.11	$ 5.83	$ 6.11	$ 5.83
June 30, 2022	$ 6.47	$ 5.89	$ 6.49	$ 5.90	$ 6.47	$ 5.89	$ 6.47	$ 5.89	$ 6.47	$ 5.89
The following table sets forth certain information with respect to the Shares as of February 28, 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund for its Own Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class A Shares	unlimited	0	7,164,936

Class C Shares	unlimited	0	4,994,360

Class Y Shares	unlimited	0	462,369

Class IB Shares	unlimited	0	41,274,189

Class IC Shares	unlimited	0	3,429,945
Anti-Takeover Provisions in the Declaration of Trust
The Fund’s Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees by discouraging a third party from seeking to obtain control of the Fund. In addition, in the event a secondary market were to develop in the Shares, such provisions could have the effect of depriving shareholders of an opportunity to sell their Shares at a premium over prevailing market prices.
A trustee may be removed from office at any time, for cause, including but not limited to (i) willful misconduct, dishonesty, or fraud on the part of the Trustee in the conduct of his or her office; (ii) failing to meet, on a continuous basis, the Trustee qualifications outlined in the Declaration of Trust; or (iii) being indicted for, pleading guilty to or being convicted of a felony, in each case by a written instrument signed by at least seventy-five percent of the Trustees (not including the Trustee(s) for which removal is being sought), specifying the date when such removal shall become effective.
The Trustees may cause the Fund, to the extent consistent with applicable law, to merge or consolidate with any other entity or to sell all or substantially all of the Fund’s assets upon such terms and conditions and for such consideration when and as authorized by the Board of Trustees.
The Fund may be dissolved and any class of Shares may be terminated at any time by the Board of Trustees (without shareholder approval).
The Fund may be converted from a “closed-end company” to an “open-end company” upon approval by the Board of Trustees followed by the approval of shareholders as required by the 1940 Act.
The above described provisions in the Declaration of Trust regarding dissolution, conversion and mergers, consolidations and sales of assets cannot be amended without the approval by the Board of Trustees; and no vote or consent of any shareholder shall be required for any amendment to these provisions except as determined by the Board in its sole discretion or as required by federal law, including the 1940 Act.
Provisions in the Governing Documents Regarding Shareholder Derivative Claims, Forum Selection and Jury Trial Waiver
The Fund’s Declaration of Trust provides that, in addition to the requirements set forth in Section 3816 of the Delaware Act, a Shareholder may bring a derivative action on behalf of the Fund only if certain conditions are met. The conditions include, in summary: (1) Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed (a demand shall only be deemed not likely to succeed and therefore excused if a majority of the Board of Trustees is composed of Trustees who are not Independent Trustees and the Board of Trustees has not established a committee to consider the merits of such action or, if the Board of Trustees has established such a committee, a majority of that committee is composed of Trustees who are not Independent Trustees); (2) unless a demand is not required pursuant to the foregoing (1) and except with respect to claims arising under the U.S. federal securities laws as described below, Shareholders eligible to bring such derivative action under the Delaware Act who collectively hold Shares representing ten percent (10%) or more of the total combined net asset value of all Shares issued and outstanding, or Classes to which such action relates if it does not relate to all Classes, must join in the pre-suit demand for the Trustees to commence such action (referred to herein as the “joinder provision”). If a pre-suit demand is not required under the Declaration of Trust, Shareholders eligible to bring such derivative action under the Delaware Act who hold at least ten percent (10%) of the outstanding shares of the Trust shall join in the demand for the Trustees to commence such action; (3) unless a demand is not required pursuant to the foregoing (1), the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; (4) the Board of Trustees may designate a committee of one or more Trustees to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who are Independent Trustees; (5) except with respect to claims arising under the U.S. federal securities laws as described below, in addition to all suits, claims or other actions (collectively, “claims”) that under applicable law must be brought as derivative claims, each Shareholder of the Trust or any Class agrees that any claim that affects all Shareholders of a Class either equally or proportionately based on their number of Shares in such Class, must be brought as a derivative claim irrespective of whether such claim involves a violation of the Shareholders’ rights under this Agreement or any other alleged violation of contractual or individual rights that might otherwise give rise to a direct claim (referred to herein as the “proportionate share provision”).
Federal securities claims are not specifically carved out of the Declaration of Trust provisions on shareholder derivative claims, except that they are excluded from the joinder provision requirements described above as well as the proportionate share provision described above to the extent that the federal securities laws, rules or regulations, do not permit the application of such provisions. These provisions may limit a Shareholder’s ability to bring a claim against the Trustees, officers or other agents of the Fund and its service providers, which may discourage such lawsuits with respect to such claims.
The Declaration of Trust also requires that actions by Shareholders against the Fund, seeking to enforce any provision of, or based on any matter arising out of, relating to, or in connection with, the Declaration of Trust or Bylaws or the Fund or any shares, including any claim of any nature against the Fund, a class, the shares, the Trustees or officers of the Trust, whether arising under the Declaration of Trust, Bylaws, the Delaware Statutory Trust Act or otherwise shall be brought in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, provided, however, that unless the Trust consents in writing to the selection of an alternative forum, the United States District Court for the District of Delaware (together with the Court of Chancery of the State of Delaware and Superior Court of the State of Delaware, the “Exclusive Jurisdictions”) shall, to the fullest extent permitted by law, be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under the U.S. federal securities laws, including the 1933 Act and 1940 Act. The Declaration of Trust further provides that, in connection with any claim brought in any such court, the right to jury trial is irrevocably waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. The designation of Exclusive Jurisdictions may make it more expensive for a Shareholder to bring a suit than if the Shareholder were permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a Shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the Shareholder.
Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

Security Dividends [Text Block]		Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board of Trustees. The Declaration of Trust also authorizes the Fund to borrow money and in this connection issue notes or other evidence of indebtedness. The terms of any borrowings may limit the payment of dividends to shareholders.
Security Voting Rights [Text Block]	Each class of Shares also has exclusive voting rights with respect to its distribution and service fees, if any.

The Fund does not intend to hold annual meetings of shareholders. At meetings, Shares of the Fund entitle their holders to one vote per Share;
however, separate votes are taken by each class of Shares on matters affecting an individual class of Shares.

Security Liquidation Rights [Text Block]		In the event of liquidation of the Fund, the Fund will pay or make reasonable provision to pay all claims and obligations of the Fund, including all contingent, conditional or unmatured claims and obligations known to the Fund, and all claims and obligations which are known to the Fund, but for which the identity of the claimant is unknown, and claims and obligations that have not been made known to the Fund or that have not arisen but that, based on the facts known to the Fund, are likely to arise or to become known to the Fund within 10 years after the date of dissolution of the Fund. Any remaining assets held with respect to the Fund shall be distributed to the shareholders.
Outstanding Securities [Table Text Block]
The following table sets forth certain information with respect to the Shares as of February 28, 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund for its Own Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class A Shares	unlimited	0	7,164,936

Class C Shares	unlimited	0	4,994,360

Class Y Shares	unlimited	0	462,369

Class IB Shares	unlimited	0	41,274,189

Class IC Shares	unlimited	0	3,429,945

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
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Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the armed conflicts between Russia and Ukraine in Europe and among various countries, paramilitary organizations, and other armed political actors in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Senior Loans And Other Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans and Other Loans Risk. There are a number of risks associated with an investment in Senior Loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by, and is sensitive to, changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
In addition to the risks typically associated with debt securities, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate or take possession of. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. Additionally, valuation of Senior Loans may require greater research due to limited public information available and elements of judgment may play a greater role in valuation since there may be a lack of objective data available. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates.
Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. A limited availability of loans could reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease. Due to the possible limited availability of loans in the market at a given time in which the Fund can invest, there is a risk that the Fund may not be able to invest a sufficient amount in loans at all times to meet its 80% asset investment requirement (including borrowings for investment purposes).
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower. The terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Loan Origination Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Loan Origination Risks. In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/ or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Fund performance.
Variable Or Floating Rate Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.
Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Covenant Lite Loans Risk. Because covenant lite loans contain few or no financial maintenance covenants, covenant lite loans may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle.
Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
High Yield Debt Securities Junk Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer. Compared to higher quality debt securities, high yield debt securities are more likely to be unsecured and are more likely to be subordinated to other creditors' claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities, and the use of credit ratings to select high yield debt securities can involve certain risks. For example, credit rating agencies may fail to change ratings in a timely fashion to reflect events since the security was last rated.
In addition, the values of junk bonds often fluctuate more in response to issuer, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at an acceptable price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular high yield security. There are fewer dealers in the market for high yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality securities.

Price Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Price Arbitrage Risk. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of Fund shares held by other shareholders.

Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Although defaulted securities can offer significant potential for higher returns or for an exchange offer for other securities that offer this potential, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer. The Fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
This risk also applies to investments in loans to bankrupt companies.

Credit Quality Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Quality Risk. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB, or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest or lowest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser or Adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.

Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated Securities Risk. The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price and may be more difficult to value.
In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors including but not limited to or such as if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.

Changing Fixed Income Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.

Financial Services Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Credit Linked Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. In the case of a credit linked note that is “funded,” the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to the Fund.
Conflicts Of Interest Risk Related To Co Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk Related to Co-Investing. The Adviser and certain of its affiliates may experience conflicts of interest in connection with co-investment transactions. The Exemptive Orders impose various conditions on the Fund and the Adviser intended to ensure that any co-investment transactions are done in a fair and equitable manner. However, conflicts may nonetheless arise, including, but not limited to, the following:
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The Adviser may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Adviser may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Adviser might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.
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By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Subsidiary Risk. By investing through one or more Subsidiaries, if any, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments (which risks are generally the same as the investment risks described in this prospectus applicable to the Fund). Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. However, the Fund will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiaries (if any) and each such Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.
For domestic subsidiaries, investments through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk. Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities, and foreign securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers.
Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Each country has different laws specific to that country that impact investment, which may increase the risks to which investors are subject. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country.
To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Investing In Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk. Preferred securities are subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred securities. Preferred securities may be less liquid than many other types of securities, such as common stock, and generally provide no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred securities generally pay dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred securities to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred securities in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, preferred securities’ quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of preferred securities may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Fund’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment.
Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Dividend payments on a preferred security typically must be declared by the issuer’s board of directors, unlike interest payments on debt securities. However, an issuer’s board of directors generally is not under any obligation to declare a dividend for an issuer (even if such dividends have accrued). If an issuer of preferred securities experiences economic difficulties, those securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend.

Rights And Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Rights and Warrants Risk. Rights and warrants may be purchased directly or acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to, and is generally more volatile than, the price of the underlying security. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Warrants Equity Securities And Junior Debt Securities Of Borrower Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Warrants, Equity Securities and Junior Debt Securities of the Borrower Risk. Warrants, equity securities and junior debt securities have a subordinate claim on a Borrower’s assets as compared with Senior Loans. As a result, the values of warrants, equity securities and junior debt securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may increase the volatility of the Fund’s net asset value. Additionally, warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be illiquid.
Inflation Indexed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inflation-Indexed Securities Risk. Inflation-indexed securities typically provide principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. Because of the inflation-adjustment feature, these securities typically have lower yields than traditional fixed-rate securities with similar maturities. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates. Such changes may be difficult to predict and it is possible that an investment in inflation-indexed securities will have an effect different from that anticipated. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities, which could cause losses for the Fund. Conversely, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. The Fund’s income from its investments in inflation-indexed securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed-income securities.

U.S. Government Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Fund would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund's holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward foreign currency contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Structured Notes Risk. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Federal Income Taxation” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Financial Leverage Risk. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the Common Shares, including that the costs of the financial leverage exceed the income from investments made with such leverage, the higher volatility of the net asset value of the Common Shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the Common Shareholders. The Fund’s use of leverage also may impair the ability of the Fund to maintain its qualification for federal income tax purposes, as a regulated investment company.
Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Borrowing Risk. Borrowing money to buy securities exposes the Fund to leverage and will cause the Fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Borrowing money may also require the Fund to liquidate positions when it may not be advantageous to do so. In addition, the Fund will incur interest expenses and other fees on borrowed money. There can be no assurance that the Fund’s borrowing strategy will enhance and not reduce the Fund’s returns.
Borrower Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrower Credit Risk. Senior Loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Senior Loan will result in a reduction in income to the Fund, a reduction in the value of the Senior Loan and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates.
The Fund may acquire Senior Loans of Borrowers that are experiencing, or are more likely to experience, financial difficulty, including Senior Loans issued in highly leveraged transactions. The Fund may even acquire and retain in its portfolio Senior Loans of Borrowers that have filed for bankruptcy protection. Because of the protective terms of Senior Loans, the Adviser believes that the Fund is more likely to recover more of its investment in a defaulted Senior Loan than would be the case for most other types of defaulted debt securities. Nevertheless, even in the case of collateralized Senior Loans, there is no assurance that sale of the collateral would raise enough cash to satisfy the Borrower’s payment obligation or that the collateral can or will be liquidated. In the case of bankruptcy, liquidation may not occur and the court may not give Lenders the full benefit of their senior position. Uncollateralized Senior Loans involve a greater risk of loss.

When Issued Delayed Delivery And Forward Commitment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made.
Rule 144A Securities And Other Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.
Reverse Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price resulting in a requirement for the Fund to deliver margin to the other party in the amount of the related shortfall, or that the other party may default on its obligation, resulting in the Fund being delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s repurchase obligation. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Leverage will make the Fund’s returns more volatile and increase the risk of loss. Additionally, interest expenses related to reverse repurchase agreements could exceed the rate of return on debt obligations and other investments held by the Fund, thereby reducing returns to shareholders.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Litigation Risk. From time to time, the Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects the Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by the Fund or adversely affect the value of the Fund’s shares.
Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the investments that the Fund holds are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market fluctuations, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service, dealers or an Investment Manager (other than the Adviser) to assist with valuing securities at their fair market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A significant amount of the Fund's investments are expected to be in investments that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser (who may consider, as one input among others, certain procedures performed by an Investment Manager other than the Adviser or one or more independent valuation firms, if any). In connection with that determination, valuations will be prepared using inputs from the sponsor in the case of a sponsor-managed structured and/or securitized product or vehicle. The Adviser may also consider preliminary valuations obtained from independent valuation firms and/or proprietary models depending on the availability of information on the Fund's assets and the type of asset being valued, all in accordance with the Fund's valuation policy. The ability to value investments may also be impacted by technological issues and/or errors by independent valuation firms or other third-party service providers.
Because fair values, and particularly fair values of private investments, are inherently uncertain, may fluctuate over short periods of time, and are often based to a large extent on estimates, comparisons and qualitative evaluations of private information, the Fund's determinations of fair value may differ materially from the values that would have been determined if a ready market for these securities existed. There can be no assurance that valuation decisions with respect to an investment will represent the value realized by the Fund on the eventual disposition of such investment or that would, in fact, be realized upon an immediate disposition of such investment on the date of its valuation.
The value at which the Fund's investments can be sold may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of the sales may also affect the values obtained on the sales. The Fund invests a significant amount of its assets in private assets for which no public market exists. In addition, the Fund's compliance with the asset diversification tests under the Internal Revenue Code depends on the fair market values of the Fund's assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. To the extent that the investments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund's shares trade is open, there are likely to be deviations between the current price of such investment and the last quoted price for the investment (i.e., the Fund's quote from the closed foreign market).
The Fund's net asset value is a critical component in several operational matters including computation of the management fee payable by the Fund, and determination of the price at which the shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.
As noted above, the Adviser expects to receive information for the Fund's investments in certain assets which it may use to calculate the Fund's net asset value on a monthly or quarterly basis, often on a significant delay. The Adviser generally does not expect to receive updated information from the sponsors or issuers more frequently. As a result, the Fund's net asset value attributable to such investments, may be based on portfolio company information from the prior month or quarter. The Fund may need to sell certain investments in order to maintain sufficient liquidity in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund's investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund's investments could potentially disadvantage shareholders whose shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund's investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund's investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors.

Conflicts Of Interest Created By Valuation Process For Certain Portfolio Holdings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Conflicts of Interest Created by Valuation Process for Certain Portfolio Holdings. The Fund's portfolio investments may include loans that are not publicly traded and for which no market based price quotation is available. As a result, the fair value of these loans will be determined in good faith in accordance with the valuation policy approved by the Board and related procedures. In connection with that determination, investment professionals from the Adviser may provide input regarding valuations based upon the most recent portfolio company financial statements available and projected financial results of each portfolio company. The participation of the Adviser's investment professionals in the Fund's valuation process could result in a conflict of interest as the Adviser's management fee is based, in part, on the value of the Fund's assets.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Management Risk. The Fund is actively managed and depends heavily on the Adviser's or Sub-Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's or Sub-Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
No Trading Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	No Trading Market for Shares. The Fund is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle. While there is no restriction on transferring the Shares, the Fund does not intend to list the Shares for trading on any national securities exchange. There is no secondary trading market for Shares. An investment in the Shares is illiquid. There is no guarantee that you will be able to sell all of the Shares that you desire to sell in any repurchase offer by the Fund.

Repurchase Offer Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Repurchase Offer Risks. If the Fund repurchases more Shares than it is able to sell, the Fund’s net assets may decline and its expense ratios may increase, and the Fund’s ability to achieve its investment objectives may be adversely affected. Moreover, this may force the Fund to sell assets it would not otherwise sell, and the Fund may be forced to dispose of Fund assets that may have declined in value. The Fund may borrow money to, among other things, finance repurchases of Shares. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of any borrowings will be senior to the rights of shareholders. The loan agreement for any borrowing likely will limit certain activities of the Fund, including the payment of dividends to holders of Shares in certain circumstances. Interest payments and fees incurred in connection with borrowings to finance repurchases of Shares will reduce the amount of net income available for payment to shareholders and may increase volatility of the net asset value of the Common Shares. See also the section above on “Financial Leverage Risk” and the section of the Prospectus entitled “Repurchase of Shares.”
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		11 Greenway Plaza
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77046-1173
City Area Code		713
Local Phone Number		626-1919
Contact Personnel Name		Melanie Ringold, Esquire
Class A Share [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.25%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.00%
Management Fees [Percent]		0.90%
Distribution/Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.64%
Other Annual Expense 2 [Percent]		0.99%
Other Annual Expenses [Percent]		1.63%
Total Annual Expenses [Percent]		2.78%
Expense Example, Year 01		$ 60
Expense Example, Years 1 to 3		116
Expense Example, Years 1 to 5		175
Expense Example, Years 1 to 10		$ 333
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				$ 5.48	$ 5.61	$ 5.68	$ 5.44	$ 5.58	$ 5.72	$ 5.77	$ 5.83	$ 5.83	$ 5.8	$ 5.84	$ 5.73	$ 5.73	$ 5.78	$ 5.83	$ 5.89
Highest Price or Bid, NAV				5.63	5.71	5.73	5.68	5.75	5.79	5.84	5.88	5.89	5.91	5.94	5.85	5.91	5.99	6.11	6.47
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			7,164,936
Class C Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		1.00%
Management Fees [Percent]		0.90%
Distribution/Servicing Fees [Percent]		1.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.64%
Other Annual Expense 2 [Percent]		0.99%
Other Annual Expenses [Percent]		1.63%
Total Annual Expenses [Percent]		3.53%
Expense Example, Year 01		$ 46
Expense Example, Years 1 to 3		108
Expense Example, Years 1 to 5		183
Expense Example, Years 1 to 10		$ 363
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				5.5	5.62	5.7	5.45	5.59	5.73	5.78	5.85	5.85	5.82	5.86	5.75	5.74	5.79	5.85	5.9
Highest Price or Bid, NAV				5.65	5.73	5.74	5.7	5.76	5.8	5.86	5.9	5.9	5.92	5.95	5.87	5.93	6	6.13	6.49
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class C Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			4,994,360
Class Y Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Management Fees [Percent]		0.90%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.64%
Other Annual Expense 2 [Percent]		0.99%
Other Annual Expenses [Percent]		1.63%
Total Annual Expenses [Percent]		2.53%
Expense Example, Year 01		$ 26
Expense Example, Years 1 to 3		79
Expense Example, Years 1 to 5		135
Expense Example, Years 1 to 10		$ 287
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				5.48	5.61	5.69	5.44	5.58	5.72	5.77	5.83	5.83	5.8	5.84	5.73	5.73	5.78	5.83	5.89
Highest Price or Bid, NAV				5.63	5.71	5.73	5.68	5.75	5.79	5.84	5.88	5.89	5.91	5.94	5.85	5.91	5.99	6.11	6.47
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class Y Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			462,369
Class IB Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Management Fees [Percent]		0.90%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.64%
Other Annual Expense 2 [Percent]		0.99%
Other Annual Expenses [Percent]		1.63%
Total Annual Expenses [Percent]		2.53%
Expense Example, Year 01		$ 26
Expense Example, Years 1 to 3		79
Expense Example, Years 1 to 5		135
Expense Example, Years 1 to 10		$ 287
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				5.48	5.61	5.68	5.44	5.58	5.72	5.77	5.83	5.83	5.8	5.84	5.73	5.73	5.77	5.83	5.89
Highest Price or Bid, NAV				5.63	5.71	5.73	5.68	5.75	5.78	5.84	5.88	5.89	5.91	5.94	5.85	5.91	5.99	6.11	6.47
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class IB Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			41,274,189
Class IC Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Management Fees [Percent]		0.90%
Distribution/Servicing Fees [Percent]		0.15%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.64%
Other Annual Expense 2 [Percent]		0.99%
Other Annual Expenses [Percent]		1.63%
Total Annual Expenses [Percent]		2.68%
Expense Example, Year 01		$ 27
Expense Example, Years 1 to 3		83
Expense Example, Years 1 to 5		142
Expense Example, Years 1 to 10		301
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				5.48	5.61	5.68	5.44	5.58	5.72	5.77	5.83	5.83	5.8	5.84	5.73	5.73	5.77	5.83	5.89
Highest Price or Bid, NAV				$ 5.63	$ 5.71	$ 5.73	$ 5.68	$ 5.75	$ 5.79	$ 5.84	$ 5.88	$ 5.89	$ 5.91	$ 5.93	$ 5.85	$ 5.91	$ 5.99	$ 6.11	$ 6.47
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class IC Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,429,945
Class A Did Not Tender Your Shares For Repurchase [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		60
Expense Example, Years 1 to 3		116
Expense Example, Years 1 to 5		175
Expense Example, Years 1 to 10		333
Class C Did Not Tender Your Shares For Repurchase [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		36
Expense Example, Years 1 to 3		108
Expense Example, Years 1 to 5		183
Expense Example, Years 1 to 10		363
Class IB Did Not Tender Your Shares For Repurchase [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		26
Expense Example, Years 1 to 3		79
Expense Example, Years 1 to 5		135
Expense Example, Years 1 to 10		287
Class IC Did Not Tender Your Shares For Repurchase [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		27
Expense Example, Years 1 to 3		83
Expense Example, Years 1 to 5		142
Expense Example, Years 1 to 10		301
Class Y Did Not Tender Your Shares For Repurchase [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		26
Expense Example, Years 1 to 3		79
Expense Example, Years 1 to 5		135
Expense Example, Years 1 to 10		$ 287

[1]	Reduced for purchases of $100,000 and over. See “Purchase of Shares — Class A Shares— Sales Charge Schedule.”
[2]	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but an early withdrawal charge of 1.00% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. See “Purchase of Shares — Class A Shares — Sales Charge Schedule.”
[3]	Class IB Shares and Class IC Shares are not continuously offered. Class IB Shares and Class IC Shares have no early withdrawal charges (the early withdrawal schedules applicable to the former Class B Shares and former Class C Shares outstanding on February 18, 2005 have been terminated). Shares acquired in connection with the reorganization of the Invesco Prime Income Trust will be subject to early withdrawal charges. See “Repurchase of Shares — Early Withdrawal Charges.”